As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at January 31, 2012 (Unaudited)

COMMON STOCKS - 81.15%		Shares	Value
Apparel Manufacturing - 2.36%
VF Corp.		6,800	$894,132

Broadcasting (except Internet) - 4.24%
Comcast Corp. - Class A		60,400	1,606,036

Chemical Manufacturing - 4.78%
Allergan, Inc.		12,900	1,134,039
Pfizer, Inc.		31,595	676,133
			1,810,172

Computer and Electronic Product Manufacturing - 5.96%
Dell, Inc. *		18,000	310,140
SanDisk Corp. *		28,350	1,300,698
Texas Instruments, Inc.		20,000	647,600
			2,258,438

Credit Intermediation and Related Activities - 5.64%
Bank of New York Mellon Corp.		16,300	328,119
F.N.B Corp.		48,700	570,764
PNC Financial Services Group, Inc.		21,000	1,237,320
			2,136,203

Fabricated Metal Product Manufacturing - 1.15%
Parker Hannifin Corp.		5,400	435,672

Insurance Carriers and Related Activities - 6.97%
Arthur J. Gallagher & Co.		30,000	1,000,200
Erie Indemnity Co. - Class A		6,800	521,356
Loews Corp.		30,000	1,119,300
			2,640,856

Machinery Manufacturing - 5.17%
General Electric Co.		60,900	1,139,439
Joy Global, Inc.		9,000	816,210
			1,955,649

Miscellaneous Manufacturing - 3.94%
Cynosure, Inc. - Class A *		43,800	610,134
Medtronic, Inc.		22,900	883,253
			1,493,387

Oil and Gas Extraction - 2.13%
El Paso Corp.		30,000	806,100

Paper Manufacturing - 2.03%
Kimberly-Clark Corp.		10,750	769,270

Petroleum and Coal Products Manufacturing - 3.27%
BP PLC - ADR		27,000	1,239,570

Primary Metal Manufacturing - 1.32%
Alcoa, Inc.		7,000	71,120
Matthews International Corp. - Class A		13,000	428,480
			499,600

Professional, Scientific, & Technical Services - 2.03%
Amgen, Inc.		11,300	767,383

Publishing Industries (except Internet) - 8.38%
CA, Inc.		49,100	1,265,798
Microsoft Corp.		40,600	1,198,918
OPNET Technologies, Inc.		20,000	709,000
			3,173,716

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.23%
The Charles Schwab Corp.		40,000	466,000

Telecommunications - 11.00%
AT&T, Inc.		55,000	1,617,550
Consolidated Communications Holdings, Inc.		33,185	630,183
Verizon Communications, Inc.		32,600	1,227,716
Windstream Corp.		57,000	687,990
			4,163,439

Transportation Equipment Manufacturing - 6.69%
The Boeing Co.		15,650	1,160,917
Honeywell International, Inc.		23,650	1,372,646
			2,533,563

Utilities - 2.86%
FirstEnergy Corp.		25,600	1,080,832
Total Common Stocks (Cost $24,351,493)			30,730,018

EXCHANGE-TRADED FUNDS - 4.06%
iShares iBoxx $ Investment Grade Corporate Bond Fund		8,300	964,460
iShares MSCI Japan Index Fund		60,000	572,400
Total Exchange-Traded Funds (Cost $1,542,549)			1,536,860

SHORT-TERM INVESTMENTS - 14.75%
Money Market Funds - 5.51%
Goldman Sachs Financial Square Funds - Prime Obligations Fund 0.15% †		214,981	214,981
Invesco STIC - Liquid Assets Portfolio - Institutional Class, 0.15% †		1,870,000	1,870,000
			2,084,981

U.S. Treasury Bills - 9.24%		Principal Amount
United States Treasury Bill, 0.07%, due 6/28/12 +		$3,500,000	3,499,030
Total Short-Term Investments (Cost $5,584,531)			5,584,011

Total Investments (Cost $31,478,573) - 99.96%			37,850,889
Other Assets in Excess of Liabilities - 0.04%			14,387
Net Assets - 100.00%			$37,865,276

*	Non-income producing security.
†	Rate shown is the 7-day yield at January 31, 2012.
+	Rate shown is the discount rate at January 31, 2012.
ADR	- American Depository Receipt

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
January 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$4,123,759	$-	$-	$4,123,759
Information	8,943,191	-	-	8,943,191
Manufacturing	15,008,753	-	-	15,008,753
Mining	806,100	-	-	806,100
Professional, Scientific, and Technical Services	767,383	-	-	767,383
Utilities	1,080,832	-	-	1,080,832
Total Common Stocks	30,730,018	-	-	30,730,018
Total Exchange-Traded Funds	1,536,860	-	-	1,536,860
Short-Term Investments
Money Market Funds	2,084,981	-	-	2,084,981
U.S. Treasury Bill	-	3,499,030	-	3,499,030
Total Short-Term Investments	2,084,981	3,499,030	-	5,584,011
Total Investments	$34,351,859	$3,499,030	$-	$37,850,889

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at January 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended January 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$31,489,380

Gross unrealized appreciation	$8,460,222
Gross unrealized depreciation	(2,098,713)
Net unrealized appreciation	$6,361,509

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
     Douglas G. Hess, President

Date  3/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Douglas G. Hess
     Douglas G. Hess, President

Date  3/22/2012

By (Signature and Title)*/s/Cheryl L. King
 Cheryl L. King, Treasurer

Date  3/22/2012

* Print the name and title of each signing officer under his or her signature.